Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation between the expected and actual income tax expense
Expected corporate income tax expense	$ 538,770	$ 554,613	$ 506,121
Tax free income [N]	(64,141)	(90,943)	(38,926)
Tax rate differentials	132,977	137,527	140,079
Non-deductible expenses	20,564	19,961	4,536
Taxes for prior year	(6,389)	22,420	144
Change in valuation allowance	3,154	(19,680)	5,544
Noncontrolling partnership interests [N]	(55,023)	(49,081)	(31,300)
Other	26,969	32,452	21,782
Tax portion of income from at equity investments	(4,869)	(2,133)	(6,883)
Income tax expense	$ 592,012	$ 605,136	$ 601,097
Effective tax rate	32.04161%	31.31991%	33.80066%